  MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND AND MFS(R) RESEARCH BOND FUND

                Supplement to the January 1, 1999 Prospectus and
        Statement of Additional Information (As revised February 1, 1999)

     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), dated January 1, 1999, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

                                                                                              Investment       Research
                                                                                              Grade Bond          Bond
                                                                                                 Fund             Fund
Annual Operating Expenses of the Funds (as a percentage of average net assets):
   Management Fees (after fee reduction)(1)...............................................       0.00%            0.00%
   Rule 12b-1 Fees........................................................................       None             None
   Other Expenses (after expense limitation)(2) (3).......................................       0.00%            0.00%
                                                                                                 ----             -----
   Total Operating Expenses (after fee reduction and expense limitation)(4)...............       0.00%            0.00%

------------------

(1) The Adviser will, during the Funds' current fiscal year, waive its right to receive management fees from each Fund. Absent this waiver, "Management Fees" would be as follows:

                  Investment Grade Bond Fund       Research Bond Fund

                           0.50%                         0.60%

(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

(3) The Adviser has agreed to bear the Funds' expenses, such that "Other Expenses" do not exceed 0.00% per annum of the Fund's average daily net assets during the current fiscal year. Otherwise, "Other Expenses" for Investment Grade Bond Fund and Research Bond Fund would be 1.68% and 1.72% per annum respectively.

(4) Absent any fee waivers and expense reductions, "Total Operating Expenses" for each Fund would be as follows:

                  Investment Grade Bond Fund         Research Bond Fund

                           2.18%                            2.32%

                               Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

         Period                          Investment Grade Bond Fund                     Research Bond Fund

         1 year.....................                 $0                                        $0
         3 years....................                  0                                         0

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly. A more complete description of each Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

The "Example" set forth above should not be considered a representation of past or future expenses of a Fund; actual expenses may be greater or less than those shown.

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), each Fund's investment adviser, and employees of MFS' affiliates; and

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD.

In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under each Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     While each Fund has four classes of shares (Class A, Class B, Class C and Class I shares), Class A and Class I shares are the only classes presently available for sale. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus. Class A shares are available for purchase by employees of MFS and its affiliates and certain of their family members who are residents of The Commonwealth of Massachusetts, and members of the governing boards of the various funds sponsored by MFS.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Funds.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of a Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of a Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of a Fund at net asset value. Distributions paid by a Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

                 The date of this Supplement is January 1, 1999.
                          (As revised February 1, 1999)

                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND

                  Supplement to the January 1, 1999 Prospectus

      The sections of the prospectus entitled "Expense Summary" and "Information Concerning Shares of the Funds - Expenses" are hereby deleted and replaced with the following:

1.    EXPENSE SUMMARY

      Shareholder Transaction Expenses:                                          Class A          Class B      Class C
         Maximum Initial Sales Charge Imposed
             on Purchases of each Fund's Shares (as
             a percentage of offering price)................................     4.75%            0.00%        0.00%
         Maximum Contingent Deferred Sales Charge (as
             a percentage of original purchase price or
             redemption proceeds, as applicable)............................     See Below(1)     4.00%        1.00%

      Annual Operating Expenses (as a percentage of average net assets):

                                 Class A Shares

                                                                               Investment Grade             Research
                                                                                   Bond Fund                Bond Fund

      Management Fees (after fee reduction)(2)..............................            0.00%                   0.00%
      Rule 12b-1 Fees (after fee reduction)(3)..............................            0.00%                   0.00%
      Other Expenses (after expense limitation)(5)(6).......................            0.00%                   0.00%
                                                                                        -----                   -----
      Total Operating Expenses (after fee reduction and
         expense limitation)(7).............................................            0.00%                   0.00%


                                 Class B Shares

                                                                                Investment Grade            Research
                                                                                   Bond Fund                Bond Fund

      Management Fees (after fee reduction)(2)..............................            0.00%                   0.00%
      Rule 12b-1 Fees(4)....................................................            1.00%                   1.00%
      Other Expenses (after expense limitation)(5)(6).......................            0.00%                   0.00%
                                                                                        -----                   -----
      Total Operating Expenses (after fee reduction
         and expense limitation)(7).........................................            1.00%                   1.00%


                                                            Class C Shares

                                                                               Investment Grade             Research
                                                                                   Bond Fund                Bond Fund

      Management Fees (after fee reduction)(2)..............................            0.00%                   0.00%
      Rule 12b-1 Fees(4)....................................................            1.00%                   1.00%
      Other Expenses (after expense limitation)(5)(6).......................            0.00%                   0.00%
                                                                                        -----                   -----
      Total Operating Expenses (after fee reduction and
         expense limitation)(7).............................................            1.00%                   1.00%

-----------------
(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases. See "Information Concerning Shares of the Funds- Purchases" below. (2) The Adviser intends, during the Funds' current fiscal year, to waive its right to receive management fees from each Fund. Absent this waiver, "Management Fees" would be as follows:

                         Investment Grade                       Research
                             Bond Fund                         Bond Fund

                               0.50%                               0.60%

(3) Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to Class A shares. Class A distribution and service fees under the Distribution Plan are currently being waived on a voluntary basis and, while they may be imposed at the discretion of MFD at any time, MFD currently intends to waive these fees during the Funds' current fiscal year. Distribution expenses paid under the Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Funds - Distribution Plan" below.
(4) Each Fund's Distribution Plan provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Funds Distribution Plan" below.
(5) The Adviser has agreed to bear the Fund's expenses, such that "Other Expenses" do not exceed 0.00% per annum of each Fund's average daily net assets during the current fiscal year. Otherwise, "Other Expenses" for each class of shares for Investment Grade Bond Fund and Research Bond Fund would be 1.68% and 1.72% per annum, respectively.
 (6) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(7) Absent any fee waivers and expense reductions, "Total Operating Expenses," expressed as a percentage of average daily net assets, would be as follows:

                                          Investment Grade            Research
                                             Bond Fund                Bond Fund


      Class A.........................         2.53%                   2.67%
      Class B.........................         3.18%                   3.32%
      Class C.........................         3.18%                   3.32%

                               Example of Expenses

An investor would pay the following dollar amounts of expenses on a $1,000 investment in each Fund, assuming (a) 5% annual return and unless otherwise noted, (b) redemption at the end of each of each of the time periods indicated:

                                 Class A Shares

                                              Investment Grade       Research
                                                 Bond Fund           Bond Fund


      1 year ..........................           $48                    $48
      3 years..........................           $48                    $48

                                 Class B Shares
                              (Assumes Redemption)

                                               Investment Grade       Research
                                                  Bond Fund           Bond Fund


      1 year ...........................           $50                   $50
      3 years...........................           $62                   $62

                                 Class B Shares
                             (Assumes No Redemption)

                                                Investment Grade      Research
                                                   Bond Fund          Bond Fund


      1 year ...........................            $10                  $10
      3 years...........................            $32                  $32

                                 Class C Shares
                              (Assumes Redemption)

                                                 Investment Grade     Research
                                                    Bond Fund         Bond Fund


      1 year .............................            $20                $20
      3 years.............................            $32                $32

                                 Class C Shares
                             (Assumes No Redemption)

                                                  Investment Grade    Research
                                                      Bond Fund       Bond Fund


      1 year .............................             $10               $10
      3 years.............................             $32               $32


The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly. More complete descriptions of the following

Fund expenses are set forth in the following sections: (i) varying sales charges on share purchases - "Purchases"; (ii) varying CDSCs - "Purchases"; (iii) management fees - "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees - "Distribution Plan."

 The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

2.    INFORMATION CONCERNING SHARES OF THE FUNDS - EXPENSES

      Effective as of February 1, 1999, the following language shall replace the paragraph in the section entitled "Information Concerning Shares of the Fund - Expenses" on Page 24 of the Prospectus as follows:

      Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Fund's expenses such that the Fund's "Other Expenses," which are defined to include all Fund expenses (after taking into effect any compensating balance and offset arrangements), except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 0.00% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear the Fund's Other Expenses pursuant to this arrangement may be terminated at MFS' discretion at anytime.











                The date of this Supplement is February 1, 1999.